CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets Current [Abstract]
Cash And Cash Equivalents At Carrying Value	$ 43,539,303	$ 29,797,095
Receivables Long Term Contracts Or Programs	1,545,658	2,414,008
Accounts Receivable Net Current	516,403	396,395
Inventory Net	2,416,108	1,840,092
Prepaid Expense Current	628,623	777,126
Restricted Cash And Cash Equivalents At Carrying Value	6,954,363	4,495,198
Assets Held For Sale Current	921,285
Derivative Assets Current		5,407,633
Assets Current	56,521,743	45,127,547
Other Assets Noncurrent Abstract
Advances for vessels under construction and acquisitions	22,347,811	37,273,199
Property Plant And Equipment Net	613,832,973	603,065,011
Deferred Rent Receivables Net Noncurrent		42,572
Restricted Cash And Cash Equivalents Noncurrent	1,300,000	1,550,000
Deferred Finance Costs Noncurrent Net	1,707,624	1,318,070
Assets Noncurrent	639,188,408	643,248,852
Assets	695,710,151	688,376,399
Liabilities Current Abstract
Due To Related Parties Current	7,874,990	9,515,372
Accounts Payable Current	6,453,807	4,761,389
Accrued Liabilities Current	4,749,162	5,433,594
Customer Deposits Current	275,000	285,000
Deferred Revenue Current	2,789,186	2,754,630
Other Liabilities Current		2,687,500
Long Term Debt Current	33,166,887	34,831,548
Liabilities Of Assets Held For Sale	791,823
Liabilities Current	56,100,855	60,269,033
Liabilities Noncurrent [Abstract]
Derivative Liabilities Noncurrent	9,401,798	11,602,213
Long Term Debt Noncurrent	317,109,471	310,254,401
Liabilities Noncurrent	326,511,269	321,856,614
Liabilities	382,612,124	382,125,647
Stockholder sEquity [Abstract]
5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share	0	0
100,000,000 common shares authorized, 21,104,881 shares issued and 21,104,214 shares outstanding at December 31, 2010, 21,104,881 shares issued and 20,552,568 shares outstanding at December 31, 2011 with a par value of $0.01 per share	205,526	211,042
Additional Paid In Capital	275,761,643	277,986,270
Retained Earnings Accumulated Deficit	37,058,140	28,508,349
Accumulated Other Comprehensive Income Loss Net Of Tax	72,718	(454,909)
Stockholders Equity	313,098,027	306,250,752
Liabilities And Stockholders Equity	$ 695,710,151	$ 688,376,399